Property, plant and equipment - Schedule Of Plant Property Equipment (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 2,805,983,000
Impairment of long -lived assets		$ (487,000)
Ending Balance	5,543,032,000	2,805,983,000
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	8,032,000
Ending Balance	8,110,000	8,032,000
Vehicles machinery facilities computer hardware and furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	32,603,000
Ending Balance	30,714,000	32,603,000
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	399,117,000
Disposals			$ (2,051)
Ending Balance	908,781,000	399,117,000
Production wells and facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,085,939,000
Ending Balance	3,862,419,000	2,085,939,000
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	191,207,000
Ending Balance	596,810,000	191,207,000
Materials and spare parts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	89,085,000
Ending Balance	136,198,000	89,085,000
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,060,317,000	2,759,419,000
Additions	1,330,503	1,296,764,000
Additions of Farmout Agreement	109,538,000
Incorporation through Business Combination	2,055,517,000
Disposals	(1,753)	(560,000)
Impairment of long -lived assets	(45,255)
Reversal of Accumulated depreciation from business combination of PELSA		4,694,000
Ending Balance	7,508,867	4,060,317,000	2,759,419,000
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	8,264,000	12,574,000
Transfers	84	(4,310,000)
Impairment of long -lived assets	(6)
Ending Balance	8,342	8,264,000	12,574,000
Cost [member] | Vehicles machinery facilities computer hardware and furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	54,066,000	43,524,000
Incorporation through Business Combination	867,000
Transfers	4,551	11,102,000
Disposals	(23)	(560,000)
Impairment of long -lived assets	(549)
Ending Balance	58,912	54,066,000	43,524,000
Cost [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	500,908,000	498,707,000
Additions of Farmout Agreement	29,295,000
Incorporation through Business Combination	570,092,000
Impairment of long -lived assets	(20,295)
Reversal of Accumulated depreciation from business combination of PELSA		2,201,000
Ending Balance	1,080,000	500,908,000	498,707,000
Cost [member] | Production wells and facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,216,787,000	2,036,644,000
Additions	5,397	23,325,000
Additions of Farmout Agreement	80,243,000
Incorporation through Business Combination	1,043,763,000
Transfers	1,306,142	1,154,325,000
Disposals	(1,730)
Impairment of long -lived assets	(21,997)
Reversal of Accumulated depreciation from business combination of PELSA		2,493,000
Ending Balance	5,628,605	3,216,787,000	2,036,644,000
Cost [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	191,207,000	123,015,000
Additions	1,172,098	1,034,608,000
Incorporation through Business Combination	385,249,000
Transfers	(1,149,562)	(966,416,000)
Impairment of long -lived assets	(2,182)
Ending Balance	596,810	191,207,000	123,015,000
Cost [member] | Materials and spare parts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	89,085,000	44,955,000
Additions	153,008	238,831,000
Incorporation through Business Combination	55,546,000
Transfers	(161,215)	(194,701,000)
Impairment of long -lived assets	(226)
Ending Balance	136,198	89,085,000	44,955,000
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,254,334,000)	(831,660,000)
Depreciation	(718,657,000)	(422,526,000)
Disposals	130,000	339,000
Impairment of long -lived assets	7,026,000
Ending Balance	(1,965,835,000)	(1,254,334,000)	(831,660,000)
Accumulated depreciation and impairment [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(232,000)	(232,000)
Ending Balance	(232,000)	(232,000)	(232,000)
Accumulated depreciation and impairment [member] | Vehicles machinery facilities computer hardware and furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(21,463,000)	(15,239,000)
Depreciation	(7,179,000)	(6,563,000)
Disposals	23,000	339,000
Impairment of long -lived assets	421,000
Ending Balance	(28,198,000)	(21,463,000)	(15,239,000)
Accumulated depreciation and impairment [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(101,791,000)	(80,655,000)
Depreciation	(70,769,000)	(21,044,000)
Impairment of long -lived assets	1,341,000	(92,000)
Ending Balance	(171,219,000)	(101,791,000)	(80,655,000)
Accumulated depreciation and impairment [member] | Production wells and facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,130,848,000)	(735,534,000)
Depreciation	(640,709,000)	(394,919,000)
Disposals	107,000
Impairment of long -lived assets	5,264,000	(395,000)
Ending Balance	$ (1,766,186,000)	$ (1,130,848,000)	$ (735,534,000)